Trade payables - Schedule of Trade Payables (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Trade payables - Schedule of Trade Payables (Details) [Line Items]
Trade payables	¥ 104,224	$ 14,279	¥ 152,066
Aggregate continuing and discontinued operations [member]
Trade payables - Schedule of Trade Payables (Details) [Line Items]
Payables for charging services	73,559		69,129
Payables for energy solutions	68,331		82,937
Trade payables	141,890		152,066
Disposal groups classified as held for sale [member]
Trade payables - Schedule of Trade Payables (Details) [Line Items]
Trade payables	¥ 37,666		¥ 0